Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001353611
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	Invesco CurrencyShares® British Pound Sterling Trust
Entity Incorporation State Country Code	NY
Entity File Number	001-32906
Entity Tax Identification Number	03-6118853
Entity Address, Address Line One	3500 Lacey Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	FXB
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false